Organization, Business Operation and Going Concern (Details) - USD ($)								3 Months Ended		12 Months Ended
	Mar. 05, 2024	Jan. 22, 2024	Jul. 19, 2023	Oct. 19, 2022	Aug. 16, 2022	Jul. 28, 2021	Jul. 22, 2021	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Mar. 21, 2024	Jul. 24, 2023	Jul. 22, 2023	Jul. 21, 2023	Jul. 18, 2022	Jan. 22, 2022
Organization, Business Operation and Going Concern [Line Items]
Stock issued during period shares (in Shares)				12,204,072
Price per unit (in Dollars per share)				$ 10.29				$ 11.73		$ 11.73
Sale of price per unit (in Dollars per share)								$ 0.048		$ 10
Stock option exercised, shares (in Shares)				12,204,072
Transaction costs								$ 9,562,126		$ 9,562,126
Underwriting commissions								2,766,246		2,766,246
Deferred underwriting commissions								4,840,931		4,840,931
Fair value of representative shares								1,383,123		1,383,123
Other cash offering costs								$ 571,826		$ 571,826
Percentage of outstanding voting rights								50.00%		50.00%
Proceeds from initial public offerings							$ 138,312,300					$ 138,312,300
Percentage of obligation to redeem public share								100.00%		100.00%
Condition for future business combination threshold net tangible assets								$ 5,000,001		$ 5,000,001
Payments for investment of cash in trust account								$ 180,000		$ 360,000	$ 2,767,015
Per share (in Dollars per share)								$ 11.14		$ 11.14
Initial public offering period								12 months
Principal amount		$ 360,000		$ 1,383,123											$ 360,000		$ 1,383,123
Value of common stock held in trust		60,000		125,587,180.34				$ 2,374,149		$ 2,374,149						$ 60,000
Cash held in trust account								4,209,931.03		4,209,931.03
Deposited into the Trust Account								360,000		360,000
Installment payments								60,000		60,000
Aggregate deposit held in trust account		$ 360,000						$ 360,000					$ 180,000			60,000		$ 360,000
Public shares issued (in Shares)		202,360	376,002					202,360
outstanding amount								$ 180,000
Sponsor payment		$ 1,000,000
Working capital	$ 525,000
Interest to pay dissolution expenses								$ 100,000		$ 100,000
Trust account per share (in Dollars per share)								$ 10.15		$ 10.15
Payment to trust account								$ 1,017,913		$ 1,017,913
Remitted tax authority								777,312		777,312
Income tax liability								161,370		134,428
Franchise tax								48,543		75,143
Government authorities								240,601		181,316
Operating account								5,784		162,933
Withdraw fee from turst account								234,817		77,668
Cash								5,784		162,933	303,449
Working capital deficit								5,121,226		4,493,502	2,882,521
Principal amount		1,000,000						530,750						$ 300,000
Issuance of principal amount		1,000,000
Working capital loans outstanding								1,010,750		715,000	0
Consideration amount								$ 125,000,000		125,000,000
Tax percentage					1.00%			1.00%
Proceeds from sale of trust assets		2,304,427	$ 4,209,931	$ 125,587,180.34
Excise Tax Payable.								$ 65,841		42,099
Units issued during period shares new issues (in Shares)							1,875,000
Deposit into the trust account										1,383,123
Trust account										14,008,650.13
Deposited in trust account										360,000
Cash amount										$ 162,933	$ 303,449
Minimum [Member]
Organization, Business Operation and Going Concern [Line Items]
Sale of price per unit (in Dollars per share)										$ 0.048
Inflation Reduction Act of 2022 [Member]
Organization, Business Operation and Going Concern [Line Items]
Tax percentage					1.00%
Business Combination [Member]
Organization, Business Operation and Going Concern [Line Items]
Sale of price per unit (in Dollars per share)								$ 10
Minimum percentage of voting interests								80.00%		80.00%
Per share (in Dollars per share)								$ 0.1		$ 0.1
Aggregate deposit held in trust account		60,000
Business Combination [Member]
Organization, Business Operation and Going Concern [Line Items]
Payments for investment of cash in trust account								$ 1,383,123
Sponsor [Member]
Organization, Business Operation and Going Concern [Line Items]
Sale of price per unit (in Dollars per share)								$ 10.15		$ 10.15
Aggregate principal amount		1,000,000
Principal amount										$ 415,000						$ 300,000
Sponsor advanced to the company										415,000
Subsequent Event [Member]
Organization, Business Operation and Going Concern [Line Items]
Value of common stock held in trust		60,000
Aggregate deposit held in trust account		60,000											$ 180,000
Aggregate principal amount		1,000,000
Sponsor payment		1,000,000
Working capital		525,000
Issuance of principal amount		$ 1,000,000
Founder Shares [Member]
Organization, Business Operation and Going Concern [Line Items]
Sponsor payment								$ 300,000		$ 300,000
Class A Common Stock [Member]
Organization, Business Operation and Going Concern [Line Items]
Stock issued during period shares (in Shares)								376,002		376,002
Common stock, par value (in Dollars per share)								$ 0.0001		$ 0.0001	$ 0.0001
Price per unit (in Dollars per share)								$ 11.2		$ 11.2
Sale of stock units (in Shares)								13,831,230		13,831,230
Representative shares (in Shares)								138,312		138,312
Public shares issued (in Shares)										202,360
Class A Common Stock [Member] | Subsequent Event [Member]
Organization, Business Operation and Going Concern [Line Items]
Price per unit (in Dollars per share)		$ 2,024
Aggregate deposit held in trust account		$ 360,000
Class B Common Stock [Member]
Organization, Business Operation and Going Concern [Line Items]
Common stock, par value (in Dollars per share)								$ 0.0001		$ 0.0001	$ 0.0001
2023 Special Meeting [Member]
Organization, Business Operation and Going Concern [Line Items]
Value of common stock held in trust								$ 14,008,650.13
IPO [Member]
Organization, Business Operation and Going Concern [Line Items]
Stock issued during period shares (in Shares)							13,831,230
Price per unit (in Dollars per share)							$ 10
Sale of price per unit (in Dollars per share)							$ 10.15
Proceeds from initial public offerings							$ 140,386,985
Sponsor payment								$ 25,000		$ 25,000
Units issued during period shares new issues (in Shares)							13,831,230	1,875,000		1,875,000
IPO [Member] | Class A Common Stock [Member]
Organization, Business Operation and Going Concern [Line Items]
Common stock, par value (in Dollars per share)							$ 0.0001
Price per unit (in Dollars per share)							0.0001
Public Shares [Member]
Organization, Business Operation and Going Concern [Line Items]
Price per unit (in Dollars per share)							$ 10
Percentage of obligation to redeem public share							100.00%			100.00%
Price per unit (in Dollars per share)							$ 10
Private Placement [Member]
Organization, Business Operation and Going Concern [Line Items]
Stock issued during period shares (in Shares)								103,734		103,734
Price per unit (in Dollars per share)								$ 10		$ 10
Private Placement [Member] | Sponsor [Member]
Organization, Business Operation and Going Concern [Line Items]
Sale of stock units (in Shares)							675,593	571,859		571,859
Sale of price per unit (in Dollars per share)							$ 10	$ 10		$ 10
Price per unit (in Dollars per share)							$ 10
Number of unit sold (in Shares)							675,593
Over-Allotment Option [Member]
Organization, Business Operation and Going Concern [Line Items]
Stock issued during period shares (in Shares)							1,331,230	143,750		143,750
Stock option exercised, shares (in Shares)							1,331,230
Option shares (in Shares)							1,875,000
Units issued during period shares new issues (in Shares)						1,331,230	1,331,230